Asset Retirement Provision (Tables)	12 Months Ended
Dec. 31, 2023
Asset Retirement Provision [Abstract]
Schedule of Asset Retirement Provision
	As of December 31,	As of December 31,
	2023	2022
Balance as of January 1,	1,979	239
Additions during the period	209	1,701
Accretion expense	214	93
Effect of change in the foreign exchange rate	12	(54)
Effect of change in discount rate	(598)	—
Balance as of period end	1,816	1,979